BALANCE SHEETS (Audited) (Parenthetical) - $ / shares	Aug. 31, 2016	Aug. 31, 2015
Balance Sheets Audited Parenthetical
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	5,050,000	4,000,000
Common stock, outstanding	5,050,000	4,000,000